COMMITMENTS OTHER (Narrative) (Details)	9 Months Ended		12 Months Ended
	May 31, 2014 USD ($) M D	May 31, 2014 CAD	Aug. 31, 2013 USD ($)	Aug. 31, 2013 CAD
Commitments Other 1				700
Commitments Other 2			5,000	5,000
Commitments Other 3			5,000	5,000
Commitments Other 4			4,500	4,500
Commitments Other 5			5,500	5,500
Commitments Other 6			1,000	1,000
Commitments Other 7			10	10
Commitments Other 8			3,125	3,125
Commitments Other 9			3,125
Commitments Other 10			10	10
Commitments Other 1	5,000	5,000
Commitments Other 2	6,500	6,500
Commitments Other 3	4,500	4,500
Commitments Other 4	5,500	5,500
Commitments Other 5	7,500	7,500
Commitments Other 6	5,000
Commitments Other 7	200,000	200,000
Commitments Other 8	0.075
Commitments Other 9	100,000	100,000
Commitments Other 10	50,000	50,000
Commitments Other 11	30	30
Commitments Other 12	50,000	50,000
Commitments Other 13	60	60
Commitments Other 14	30	30
Commitments Other 15	250,000	250,000
Commitments Other 16	40,000
Commitments Other 17	90	90
Commitments Other 18	3,500
Commitments Other 19	500
Commitments Other 20	250,000	250,000
Commitments Other 21	0.16
Commitments Other 22	250,000	250,000
Commitments Other 23	50,000
Commitments Other 24	12	12
Commitments Other 25	12,500
Commitments Other 26	54,347	54,347
Commitments Other 27	$ 0.23
Commitments Other 28	30	30
Commitments Other 29	25,000	25,000
Commitments Other 30	21,735
Commitments Other 31		3,000
Commitments Other 32	90	90
Commitments Other 33		9,000
Commitments Other 34	3	3
Commitments Other 35	$ 5,000